Taxes (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	4.00%	9.00%	(17.00%)
Permanent difference and others	(6.00%)	9.00%	1.00%
Changes of deferred tax assets valuation allowances	9.00%	12.00%	(38.00%)
Total	32.00%	55.00%	(29.00%)